Interest in associates and joint ventures - The Saudi British Bank information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of associates [line items]
Interests in associates	$ 29,127	$ 29,515
The Saudi British Bank
Disclosure of associates [line items]
HSBC’s interest percent	31.00%
Fair value	$ 6,602	5,599
Interests in associates	$ 4,494	$ 4,426